16. STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Shares:
Outstanding at beginning of period	3,369,050
Shares granted	110,080,000
Shares exercised
Shares forfeitures	(300,000)
Outstanding at end of period	112,357,050
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.307
Shares granted	$ 0.1
Shares exercised
Shares forfeitures	$ (0.200)
Outstanding at end of period	$ 0.173
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, End	$ 0
Stock Options
Shares:
Outstanding at beginning of period	5,920,000	6,920,000	4,735,000
Shares granted	5,100,000	2,200,000	2,320,000
Shares exercised
Shares forfeitures	(15,000)	(3,200,000)	(135,000)
Outstanding at end of period	11,005,000	5,920,000	6,920,000
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.131	$ 0.296	$ 0.289
Shares granted	$ 0.13	$ 0.104	$ 0.339
Shares exercised
Shares forfeitures	$ 0.24	$ 0.47	$ (0.75)
Outstanding at end of period	$ 0.131	$ 0.131	$ 0.296
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, Beginning	776,800	2,050,800	1,366,250
Aggregate Intrinsic Value Outstanding, Granted	$ 663,000	$ 229,000	$ 785,800
Aggregate Intrinsic Value Outstanding, Forefeitures	(3,600)	(1,503,000)	(101,250)
Aggregate Intrinsic Value Outstanding, End	$ 1,436,200	$ 776,800	$ 2,050,800